UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     November 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $282,043 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      274     3160 SH       SOLE                     3160        0        0
APPLE INC                      COM              037833100      333     1172 SH       SOLE                     1172        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2079    69252 SH       SOLE                    69252        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3486       28 SH       SOLE                       28        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    34903   422144 SH       SOLE                   422144        0        0
EXXON MOBIL CORP               COM              30231G102      365     5911 SH       SOLE                     5911        0        0
GENERAL ELECTRIC CO            COM              369604103      233    14327 SH       SOLE                    14327        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    71019  1645871 SH       SOLE                  1645871        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1827    33269 SH       SOLE                    33269        0        0
ISHARES TR                     MSCI ACWI EX     464288240      505    12200 SH       SOLE                    12200        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      240     5565 SH       SOLE                     5565        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      269     7000 SH       SOLE                     7000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      727    16247 SH       SOLE                    16247        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2009    41287 SH       SOLE                    41287        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1506    14337 SH       SOLE                    14337        0        0
ISHARES TR                     RUSSELL 1000     464287622     7838   124122 SH       SOLE                   124122        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2340    39670 SH       SOLE                    39670        0        0
ISHARES TR                     RUSSELL 2000     464287655     2367    35064 SH       SOLE                    35064        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2358    38032 SH       SOLE                    38032        0        0
ISHARES TR                     S&P 500 INDEX    464287200     4127    36047 SH       SOLE                    36047        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     3018    71854 SH       SOLE                    71854        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     2055    53393 SH       SOLE                    53393        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      402     5757 SH       SOLE                     5757        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     7371   263810 SH       SOLE                   263810        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    62739   549717 SH       SOLE                   549717        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      295     6067 SH       SOLE                     6067        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1362    26160 SH       SOLE                    26160        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      455     7625 SH       SOLE                     7625        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    16311   358802 SH       SOLE                   358802        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    49230  1084356 SH       SOLE                  1084356        0        0